Share Based Compensation - Additional Information (Details)		1 Months Ended	12 Months Ended
	Oct. 31, 2014 shares	May 31, 2024 shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares ¥ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares ¥ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares ¥ / shares	Dec. 31, 2017	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Bottom of range
Disclosure Of Share Based Compensation [Line Items]
Expected retention rate			87.00%	87.00%	87.00%	87.00%
Top of range [Member]
Disclosure Of Share Based Compensation [Line Items]
Expected retention rate			95.00%	95.00%	95.00%	95.00%
2014 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of common shares reserved for future issuance	96,704,847
Number of options exercisable					911,064	911,064	1,412,772	1,412,772			911,064	1,412,772
Weighted average price of the shares at the time of options exercised | (per share)			$ 5.35	¥ 39.07	$ 3.92	¥ 27.86	$ 2.85	¥ 19.63
Stock Option
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments									One-fourth (1/4) of which shall vest nine months or eighteen months after grant date, respectively, as provided in the grant agreement, and one-fourth (1/4) of which vest upon every year
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options exercisable					21,062,538	21,062,538	14,272,122	14,272,122			21,062,538	14,272,122
Weighted average price of the shares at the time of options exercised | (per share)			$ 6.66	¥ 48.58	$ 3.96	¥ 28.08	$ 3.13	¥ 21.59
2024 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of common shares reserved for future issuance		228,775,377
Number of options exercisable			23,228,552	23,228,552						23,228,552
Weighted average price of the shares at the time of options exercised | (per share)			$ 6.17	¥ 45.02
Restricted share units [member]
Disclosure Of Share Based Compensation [Line Items]
Weighted average fair value at measurement date, share options granted			$ 5.15	¥ 5.15	$ 3.78	¥ 3.78	$ 2.15	¥ 2.15		¥ 37.62	¥ 26.83	¥ 14.83
Restricted share units [member] | 2024 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Weighted average fair value at measurement date, share options granted			$ 7.13	¥ 7.13						¥ 52.01
First Category Vesting Schedule
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	one-fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one-eighth (1/8) of which shall vest and become exercisable on each half of a year anniversary thereafter.
First Category Vesting Schedule | Restricted share units [member]
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments									one-fourth (1/4) of which shall vest eighteen months after grant date, and one-fourth (1/4) every year after.
Second Category Vesting Schedule
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	one-fourth (1/4) of which shall vest upon the first anniversary of the grant date and one-sixteenth (1/16) of which shall vest on each three months thereafter. Under the second category vesting schedule, in the event of the Company’s completion of an IPO or termination of the option holder’s employment agreement by the Company without cause, the vesting schedule shall be accelerated by a one-year period (which means that the whole vesting schedule shall be shortened from four years to three years).
Second Category Vesting Schedule | Restricted share units [member]
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments									Some granted RSUs shall follow the second vesting schedule, half (1/2) shall vest six months after grant date, and the other half shall vest six months thereafter.
Third Category Vesting Schedule
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	options shall vest upon the first anniversary of the grant date, and in the event of the Company’s completion of an IPO.
Third Category Vesting Schedule | Restricted share units [member]
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments									Other granted RSUs shall follow the third vesting schedule, which were divided into range of half, one to third and one to fourth tranches on an equal basis as at their grant dates, and the tranches will become exercisable in each subsequent year.